Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Purchase of raw material
Schedule of Related Party Transaction

For the years ended December 31, 2010, 2011 and 2012, purchase of raw materials, mobile phone products and services from related parties were as follow:

	Year ended December 31,
	2010	2011	2012

Ying Bai	$10,662	$35,832	$—
De Ming	125	—	—

Total	$10,787	$35,832	$—

Sales raw material
Schedule of Related Party Transaction

For the years ended December 31, 2010, 2011 and 2012, sales of raw materials to related parties were as follow:

	Year ended December 31,
	2010	2011	2012

Ying Bai	$838	$80	$—
De Ming	21	—	—

Total	$859	$80	$—